Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 82.2	$ 49.2	$ 46.8
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	40.8	28.4	15.2
Amortization of debt issuance cost and debt discount	6.7	2.8	5.9
Change in fair value of contingent consideration liability to related party	2.8
Provision for uncollectable accounts receivable	0.2	0.3	0.1
Deferred income taxes	(3.6)	1.5	4.0
Stock-based compensation	5.9	1.9	2.2
Loss on extinguishment of debt		13.6
Loss on disposition of property and equipment			0.2
Equity in earnings in EuroCCP	(1.2)	(1.1)
Realized gain on termination of revolving credit facility	(1.1)
Changes in assets and liabilities:
Receivables, including $10.7, $40.8 and $1.2 from related parties for the years ended December, 31, 2015, 2014 and 2013, respectively	(1.5)	(33.1)	7.1
Trading financial investments, net	6.5		0.5
Prepaid and other assets	(3.1)	0.1	1.3
Accounts payable and accrued liabilities, including $3.0 and $13.5 to related parties for the years ended December 31, 2015 and 2014, respectively	(29.2)	7.8	(1.7)
Section 31 fees payable	(14.7)	26.1	(14.5)
Payment of contingent consideration related to Chi-X Europe acquisition			(3.8)
Unrecognized tax benefits	(0.6)
Other liabilities	(0.6)	1.8	(0.2)
Net cash provided by operating activities	89.5	99.3	63.1
Cash flows from investing activities:
Acquisition, net of cash acquired	(360.9)	23.8
Purchases of available-for-sale financial investments	(157.8)	(169.4)	(88.5)
Proceeds from maturities of available-for-sale financial investments	172.0	126.2	92.6
Investment in EuroCCP			(10.3)
Changes in restricted cash	14.0	(14.0)
Purchases of property and equipment	(13.9)	(25.2)	(3.6)
Net cash used in investing activities	(346.6)	(58.6)	(9.8)
Cash flows from financing activities:
Distributions paid	(5.7)	(215.0)	(0.1)
Principal payments of long term debt	(153.1)	(277.6)	(45.0)
Proceeds from long-term debt	373.8	499.9
Proceeds from employee stock purchase program	0.7
Debt issuance costs and additional debt discount	(16.5)	(8.3)
Proceeds from the exercise of stock-based compensation	0.1
Excess tax benefit (shortfall) from stock-based compensation	1.0
Excess tax benefit (shortfall) from stock-based compensation		(0.1)
Purchases of treasury stock	(3.6)	(1.1)	(1.6)
Net cash provided by (used in) financing activities	196.7	(2.2)	(46.7)
Effect of foreign currency exchange rate changes on cash and cash equivalents	13.3	(3.5)	(1.9)
(Decrease) increase in cash and cash equivalents	(47.1)	35.0	4.7
Beginning of year	122.2	87.2	82.5
End of year	75.1	122.2	87.2
Supplemental disclosure of cash paid:
Cash paid for income taxes, net of refunds	48.5	42.7	28.9
Cash paid for interest	39.2	24.1	20.1
Supplemental disclosure of noncash transactions
Forfeiture of common stock for payment of exercise of stock options	0.9	0.8	$ 0.8
Distribution payable on unvested restricted stock		1.4
Distribution declared		4.8
Supplemental disclosure of noncash investing activities:
Property and equipment acquired	0.3	10.4
Goodwill acquired	308.2	253.5
Intangible assets acquired	111.0	120.4
Other assets acquired	5.2	66.1
Liabilities assumed	$ (63.8)	(129.7)
Issuance of common stock related to acquisition		$ (344.5)